Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000256918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Enhanced Dividend and Income ETF - NAV Return
Accumulated Value		$ 10,000		$ 11,233	$ 12,952	$ 12,906	$ 12,082	$ 17,405	$ 18,139	$ 20,326	$ 24,250	$ 27,463	$ 33,819
C000264329 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Active Core Bond ETF - NAV Return
Accumulated Value		10,000		10,101	10,042	10,653	11,210	11,280	10,498	10,630	11,339	11,816	11,934
C000264330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Core Plus ETF - NAV Return
Accumulated Value		10,000		10,367	10,317	11,433	12,136	12,657	11,192	11,534	12,701	13,401	13,690
C000264331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Municipal Intermediate ETF - NAV Return
Accumulated Value		10,000		10,060	10,055	10,885	11,161	11,534	10,595	10,821	11,432	11,628	11,965
C000264332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Municipal Opportunities ETF - NAV Return
Accumulated Value		10,000		10,111	10,441	11,252	11,453	12,260	10,987	11,273	12,213	12,098	12,738
C000264333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Municipal Short Duration ETF - NAV Return
Accumulated Value		10,000		10,076	10,094	10,400	10,571	10,680	10,341	10,515	10,994	11,375	11,618
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index (broad-based index)
Accumulated Value		10,000		11,616	13,918	14,265	17,474	23,110	20,115	23,213	29,387	34,160	40,913
Dow Jones U S Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select Dividend™ Index
Accumulated Value	[1]	10,000		11,085	12,600	12,712	11,476	16,814	17,562	17,288	21,328	23,551	28,070
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (broad-based index)
Accumulated Value		10,000		10,049	9,943	10,955	11,664	11,654	10,312	10,189	10,933	11,276	11,489
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit Bond Index (broad‑based index)
Accumulated Value	[2]	10,000		10,037	9,909.5301	11,041.19844	11,842.78944	11,829.76238	10,377.06756	10,286.78707	11,028.46442	11,359.31835	11,530.84406
Bloomberg U S Intermediate Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Index
Accumulated Value	[2]	10,000		10,082	9,980.1718	10,790.56175	11,432.60017	11,452.03559	10,512.96868	10,570.79	11,322.37317	11,854.52471	12,067.90616
Bloomberg U S Intermediate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Credit Index
Accumulated Value	[3]	10,000		10,192	10,126.7712	11,065.52289	11,772.6098	11,943.31265	10,824.22425	11,020.14271	11,971.18102	12,637.97581	12,936.23204
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index (broad-based index)
Accumulated Value	[4]	10,000		10,088	10,137	11,021	11,379	11,765	10,750	10,933	11,599	11,608	12,086
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index (broad‑based index)
Accumulated Value	[5]	10,000		10,092	10,153.56	10,992.25	11,338.5	11,728.55	10,780.88	10,973.86	11,659.72	11,711.03	12,198.2
Bloomberg U S Municipal Bond C000264331 Index [Member]
Account Value [Line Items]
Accumulated Value	[6]				10,137.43	11,021.42	11,378.51	11,765.38	10,750.03	10,932.78	11,598.58	11,607.86	12,086.11
Bloomberg Municipal 3 15 Years Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 3-15 Years Blend Index
Accumulated Value	[6]	10,000		10,118	10,104.85	10,946.58	11,329.71	11,639.01	10,807.99	10,990.64	11,554.46	11,794.79	12,115.61
S And P Municipal Bond Investment Grade Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Investment Grade Intermediate Index
Accumulated Value	[7]	10,000		10,110.58	10,073.91	10,922.54	11,304.28	11,583.83	10,745.26	10,935.45	11,506.28	11,750.22	12,073.35
S And P Municipal Bond C000264333 Index [Member]
Account Value [Line Items]
Accumulated Value	[8]				10,153.5612	10,992.24536	11,338.50108	11,728.54552	10,780.87904	10,973.85678	11,659.72283	11,711.02561	12,198.20427
Bloomberg Municipal 1 3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-3 Years Index
Accumulated Value	[9]	10,000		10,109	10,132.2507	10,490.93237	10,757.40206	10,860.67312	10,520.4936	10,663.8877	11,138.06355	11,526.849	11,772.37088
S And P Municipal Bond Investment Grade Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Investment Grade Short Index
Accumulated Value	[8]	10,000		10,100.52	10,129.20548	10,469.74936	10,719.66228	10,805.84837	10,520.57397	10,682.59081	11,148.35177	11,530.74023	11,787.87574
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Accumulated Value	[10]	$ 10,000		$ 11,158	$ 12,549	$ 12,627	$ 12,733	$ 17,373	$ 16,291	$ 17,690	$ 21,432	$ 23,431	$ 30,395

[1]	The Dow Jones US Select Dividend Index was the performance benchmark of BNY Mellon Income Stock Fund, the Predecessor Fund. Performance of the index will not be shown in the future.
[2]	Performance of the indices will not be shown in the future.
[3]	Effective January 12, 2026, the date shares of the Fund began trading on NYSE Arca, Inc., the Fund will no longer use the Bloomberg U.S. Intermediate Credit Index as a performance-based benchmark. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate performance comparison given the Fund’s investment strategy and Insight North America LLC’s investment process. Performance of the index will not be shown in the future.
[4]
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark will be the Bloomberg U.S. Municipal Bond Index. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg index is a more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

[5]	Performance of the index will not be shown in the future.
[6]	Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark and performance-based benchmark will be the Bloomberg U.S. Municipal Bond Index and Bloomberg Municipal 3-15 Years Blend Index, respectively. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.
[7]	Performance of the indices will not be shown in the future.
[8]	Performance of the indices will not be shown in the future.
[9]
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark and performance-based benchmark will be the Bloomberg U.S. Municipal Bond Index and Bloomberg Municipal 1-3 Years Index, respectively. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

[10]	Effective December 8, 2025, the Russell 1000® Value Index was added as the Fund’s performance benchmark.